INCOME TAXES (Tables)	12 Months Ended
May 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000

Income tax current year	-	-	189
Income tax prior year	1	135	92
Income tax refund	-	(260)	-

Income tax expense (refund)	1	(125)	281

SCHEDULE OF INCOME TAXES OR INCOME TAX FILING REQUIREMENTS

The Company is considered to be an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000

Loss before income taxes	(1,771)	-	-
Statutory income tax rate	0%	0%	0%
Income tax expense at statutory rate	-	-	-

Income tax expense	-	-	-

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The reconciliation of the income tax rate to the effective income tax rate based on income before income taxes for the financial years ended May 31, 2025, 2024 and 2023 are as follows:

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000

Income (Loss) before income taxes	(948)	(1,102)	1,087
Statutory income tax rate	17%	17%	17%
Income tax expense (refund) at statutory rate	(161)	(187)	185
Tax effect of non-taxable income	(2)	(14)	(22)
Tax effect of non-deductible items	161	144	163
Under provision in previous financial year	1	135	92
Deferred tax assets not recognized	-	(125)	-
Utilization of capital allowances	2	(40)	(125)
Others	-	(38)	(12)

Income tax expense (refund)	1	(125)	281